Operating leases	3 Months Ended
Mar. 31, 2024
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for three months ended March 31, 2024 and March 31, 2023 were as follows:

	Three Months Ended
	March 31, 2024	March 31, 2023
	(in thousands)
Operating lease costs	13,163	12,871
Income from sub-leases	(336)	(278)
Net operating lease costs	12,827	12,593

Of the total cost of $12.8 million incurred in the three months ended March 31, 2024 (March 31, 2023: $12.6 million), $10.0 million (March 31, 2023: $10.0 million) is recorded within selling, general and administration costs and $2.8 million (March 31, 2023: $2.6 million) is recorded within direct costs.

During the three months ended March 31, 2024 and March 31, 2023, costs incurred by the Group related to variable lease payments was de minimis.

Right-of-use assets obtained, in exchange for lease obligations during the three months ended March 31, 2024, totaled $35.6 million (March 31, 2023: $12.3 million).

The weighted average remaining lease term and weighted-average discount rate at March 31, 2024 were 7.17 years and 3.73%, respectively. The weighted average remaining lease term and weighted-average discount rate at December 31, 2023 was 6.72 years and 3.29%, respectively.

Future minimum lease payments under non-cancelable leases as of March 31, 2024 were as follows:

(in thousands)
Year 1	$41,837
Year 2	36,980
Year 3	31,766
Year 4	25,788
Year 5	17,496
Thereafter	49,864
Total future minimum lease payments	203,731
Lease imputed interest	(22,135)
Total	$181,596
Operating lease liabilities are presented as current and non-current. As at March 31, 2024, operating lease liabilities of $36.1 million have been included in other liabilities (December 31, 2023: $36.4 million).